Share capital and additional paid-in capital (Details) - CNY (¥) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance, amount		¥ 396,001
Shares issued during the year, Amount	¥ 1	26
Share issuance expenses		(12,528)
Ending balance, amount	¥ 383,500	¥ 383,499
Number of shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance, shares		227,717
Shares issued during the year, Shares	862
Shares issued during the year, Amount
Ending balance, shares	1,000,862	1,000,000
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance, amount		¥ 77
Shares issued during the year, Amount	¥ 1
Ending balance, amount	326	325
Additional paid-in capital
Disclosure of classes of share capital [line items]
Beginning balance, amount		395,924
Shares issued during the year, Amount		(222)
Share issuance expenses		(12,528)
Ending balance, amount	383,174	388,317
Non-controlling interests [Member]
Disclosure of classes of share capital [line items]
Beginning balance, amount		99,000
Shares issued during the year, Amount		7
Share issuance expenses		(3,132)
Ending balance, amount	95,875	95,875
Total Equity [member]
Disclosure of classes of share capital [line items]
Beginning balance, amount		495,001
Shares issued during the year, Amount	1	33
Share issuance expenses		(9,231)
Ending balance, amount	¥ 479,375	¥ 479,374